Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories, Net [Abstract]
Inventory write-downs	$ 55,176	$ 15,108	$ 30,089
Inventory valuation allowances	$ 32,367	$ 38,415	$ 27,538